Investment In Associate - Summary Of Financial Information For Iso Energy (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Financial Information [Line Items]
Cash	$ 802,578	$ 476,587	$ 290,743
Total assets	2,472,933	1,657,243
Current liabilities	630,376	478,111
Total liabilities	640,825	478,202
Net loss	(309,676)	(77,559)
Other comprehensive income (loss)	(39,375)	14,058
Total comprehensive loss	(349,051)	(63,501)
IsoEnergy Ltd. [member]
Disclosure Of Detailed Information About Financial Information [Line Items]
Cash	62,906	21,295
Other current assets	2,659	7,110
Marketable securities	53,452	31,181
Non-current assets	297,941	281,249
Total assets	416,958	340,835
Current liabilities	12,399	35,104
Non-current liabilities	3,133	2,568
Total liabilities	15,532	37,672
Net loss	(1,127)	(42,135)
Other comprehensive income (loss)	(3,636)	10,172
Total comprehensive loss	$ (4,763)	$ (31,963)